Stock-Based Compensation (Details) - Schedule of Stock Option Activity - $ / shares		5 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Predecessor [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	782,499
Weighted Average Exercise Price Per Share, Balance	$ 0.27
Weighted Average Remaining Contractual Life (in years), Balance	6 years 10 months 9 days
Outstanding Shares, Options cancelled		(782,499)
Weighted Average Exercise Price Per Share, Options cancelled		$ 0.27
Successor [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance		5,039,721
Weighted Average Exercise Price Per Share, Balance		$ 1.68
Weighted Average Remaining Contractual Life (in years), Balance		9 years 9 months 21 days
Outstanding Shares, Options granted		5,039,721
Weighted Average Exercise Price Per Share, Options granted		$ 1.68